Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Payable from acquisition of property, plant and equipment	$ 3,394	$ 0
Other payables	205	211
Trade and other payables, non-current	3,599	211
Current
Trade payables	90,594	94,483
Advances from customers	2,980	3,813
Taxes payable	9,086	6,457
Payables from acquisition of property, plant and equipment	3,596	0
Other payables	631	1,473
Trade and other payables, current	106,887	106,226
Trade and other payables	$ 110,486	$ 106,437